UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459

13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark E. Brady
Title:    Chief Operations Officer
Phone:    (937) 291-1223

Signature, Place and Date of Signing:


/s/ Mark E. Brady                  Dayton, Ohio               August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    83

Form 13F Information Table Value Total:   $2,869,921
                                         (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
ITEM 1:                            ITEM 2:            ITEM 3:    ITEM 4:        ITEM 5:        ITEM 6    ITEM 7:       ITEM 8:

                                                                                                SOLE
                                                                  VALUE    SHRS OR SH/ PUT/   INVSTMNT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS      CUSIP     (X1000)   PRN AMT PRN CALL   DISCRETN   MNGRS  SOLE    SHARED OTHER
Aames Invt Corp MD                 COM               00253G108    12812    2567565 sh         2567565    n/a    2567565   n/a   n/a
Accredited Home Lendrs Hldig       COM               00437p107    61705    1290630 sh         1290630    n/a    1290630   n/a   n/a
Aceto Corp                         COM               004446100      609      88045 sh           88045    n/a      88045   n/a   n/a
Altria Group Inc                   COM               02209S103    34935     475759 sh          475759    n/a     475759   n/a   n/a
America Srvc Group Inc             COM               02364l109     4970     320236 sh          320236    n/a     320236   n/a   n/a
American Eagle Outfitters NE       COM               02553E106   157628    4630684 sh         4630684    n/a    4630684   n/a   n/a
American Finl Rlty Tr              COM               02607P305    62226    6428306 sh         6428306    n/a    6428306   n/a   n/a
American Home Mortgage Invt Corp   COM               02660r107    49080    1331538 sh         1331538    n/a    1331538   n/a   n/a
American Pwr Conversion Corp       COM               029066107    51244    2629253 sh         2629253    n/a    2629253   n/a   n/a
AmeriCredit Corp                   COM               03060R101   131245    4700743 sh         4700743    n/a    4700743   n/a   n/a
Amerisafe Inc                      COM               03071H100     3874     311395 sh          311395    n/a     311395   n/a   n/a
Ashford Hospitality Tr Inc         COM SH            044103109    28771    2279829 sh         2279829    n/a    2279829   n/a   n/a
CableVision Sys Corp               COM               12686C109    66136    3083279 sh         3083279    n/a    3083279   n/a   n/a
Capital Lease Fg Inc               COM               140288101     7881     690713 sh          690713    n/a     690713   n/a   n/a
Cato Corp New                      COM               149205106     5065     195950 sh          195950    n/a     195950   n/a   n/a
CenturyTel Inc                     COM               156700106    46831    1260602 sh         1260602    n/a    1260602   n/a   n/a
Cintas Corp                        COM               172908105    82550    2076217 sh         2076217    n/a    2076217   n/a   n/a
Comcast Corp New                   COM               20030n101    61234    1870309 sh         1870309    n/a    1870309   n/a   n/a
Compudyne Corp                     NOTE 6.250% 1/1   204795AA6     2435    2983000 sh         2983000    n/a    2983000   n/a   n/a
CompuDyne Corp                     COM PAR $0.75     204795306      978     153296 sh          153296    n/a     153296   n/a   n/a
Consol Energy Inc                  COM               20854P109   143010    3061008 sh         3061008    n/a    3061008   n/a   n/a
DiamondRock Hospitality Co         COM               252784301    23827    1608814 sh         1608814    n/a    1608814   n/a   n/a
Dun & Bradstreet Corp DEL NE       COM               26483E100    49564     711304 sh          711304    n/a     711304   n/a   n/a
ECC Capital Corp                   COM               26826M108     2573    2108661 sh         2108661    n/a    2108661   n/a   n/a
Emmis Communications Corp          CL A              291525103    28215    1804022 sh         1804022    n/a    1804022   n/a   n/a
Exxon Mobil Corp.                  COM               30231G102      872      14207 sh           14207    n/a      14207   n/a   n/a
Fair Isaac Corp                    COM               303250104     1546      42565 sh           42565    n/a      42565   n/a   n/a
Fieldstone Invt Corp.              COM               31659U300     3825     417526 sh          417526    n/a     417526   n/a   n/a
Fifth Third Bancorp                COM               316773100      447      12109 sh           12109    n/a      12109   n/a   n/a
Finish Line Inc                    CL A              317923100     3132     264710 sh          264710    n/a     264710   n/a   n/a
Friedman Billings Ramsey GRO       CL A              358434108    59611    5434001 sh         5434001    n/a    5434001   n/a   n/a
Gannett INC                        COM               364730101    11405     203924 sh          203924    n/a     203924   n/a   n/a
General Communication INC          CL A              369385109     8573     695865 sh          695865    n/a     695865   n/a   n/a
General Electric Co                COM               369604103      706      21433 sh           21433    n/a      21433   n/a   n/a
Golden West Fin CORP DEL           COM               381317106    96956    1306680 sh         1306680    n/a    1306680   n/a   n/a
Government PPTYS TR INC            COM               38374w107     3447     363195 sh          363195    n/a     363195   n/a   n/a
Hearst - Argyle TELEVISION INC     COM               422317107    37001    1677274 sh         1677274    n/a    1677274   n/a   n/a
Highland Hospitality Corp          COM               430141101    20751    1473822 sh         1473822    n/a    1473822   n/a   n/a
HomeBanc Corp GA                   COM               43738R109    21488    2706253 sh         2706253    n/a    2706253   n/a   n/a
IHOP Corp.                         COM               449623107     3943      82005 sh           82005    n/a      82005   n/a   n/a
Integrated Alarm Srvcs Group       COM               45890m109     3955    1003752 sh         1003752    n/a    1003752   n/a   n/a
iShares TR                         S&P 500 GRW       464287309     1524      26100 sh           26100    n/a      26100   n/a   n/a
ITLA Cap CORP                      COM               450565106    12520     238119 sh          238119    n/a     238119   n/a   n/a
Jones Apparel Group Inc            COM               480074103    54574    1716713 sh         1716713    n/a    1716713   n/a   n/a
Lancaster Colony CORP              COM               513847103    55017    1393894 sh         1393894    n/a    1393894   n/a   n/a
Lee Enterprises  INC               COM               523768109    37582    1394502 sh         1394502    n/a    1394502   n/a   n/a
Leucadia Nat CORP                  COM               527288104   137681    4716719 sh         4716719    n/a    4716719   n/a   n/a
Liberty Global Inc                 COM SER A         530555101     3248     151080 sh          151080    n/a     151080   n/a   n/a
Liberty Global Inc                 COM SER C         530555309     3109     151155 sh          151155    n/a     151155   n/a   n/a
Liberty Media HLDG Corp            CAP COM SER A     53071M302    22171     264664 sh          264664    n/a     264664   n/a   n/a
Liberty Media Holdings Corp        INT COM SER A     53071M104    22830    1322739 sh         1322739    n/a    1322739   n/a   n/a
Markel Corp                        COM               570535104     8054      23209 sh           23209    n/a      23209   n/a   n/a
McClatchy Co                       CL A              579489105    33766     841635 sh          841635    n/a     841635   n/a   n/a
MCG Capital Corp.                  COM               58047P107    26272    1652297 sh         1652297    n/a    1652297   n/a   n/a
Mediacom Communications CORP       CL A              58446k105    29589    4749388 sh         4749388    n/a    4749388   n/a   n/a
Mercury Genl Corp NEW              COM               589400100    71589    1269989 sh         1269989    n/a    1269989   n/a   n/a
Microsoft Corp                     COM               594918104    16753     719023 sh          719023    n/a     719023   n/a   n/a
MortgageIT Hldgs Inc               COM               61915Q108    18351    1521665 sh         1521665    n/a    1521665   n/a   n/a
New Century Financial CORP M       COM               6435EV108    42620     931580 sh          931580    n/a     931580   n/a   n/a
New York Mtg TR INC                COM               649604105     3054     763410 sh          763410    n/a     763410   n/a   n/a
NGP Capl Res Co                    COM               62912R107    24441    1670625 sh         1670625    n/a    1670625   n/a   n/a
North Fork Bancorporation NY       COM               659424105   144225    4780408 sh         4780408    n/a    4780408   n/a   n/a
NVR Inc                            COM               62944T105    81534     165973 sh          165973    n/a     165973   n/a   n/a
Park Natl CORP                     COM               700658107     2871      29053 sh           29053    n/a      29053   n/a   n/a
Petrohawk Energy Corp              COM               716495106    94587    7506896 sh         7506896    n/a    7506896   n/a   n/a
Pfizer Inc                         COM               717081103    42297    1802167 sh         1802167    n/a    1802167   n/a   n/a
Quanta Capital Hldgs LTD           SH                G7313F106     9024    3484177 sh         3484177    n/a    3484177   n/a   n/a
RailAmerica Inc                    COM               750753105     8768     838269 sh          838269    n/a     838269   n/a   n/a
RLI Corp.                          COM               749607107    27799     576979 sh          576979    n/a     576979   n/a   n/a
Saxon Cap INC NEW                  COM               80556T106    11554    1009984 sh         1009984    n/a    1009984   n/a   n/a
SeaBright Insurance HLDGS Inc      COM               811656107    26773    1661879 sh         1661879    n/a    1661879   n/a   n/a
Sherwin-Williams Co                COM               824348106    77834    1639300 sh         1639300    n/a    1639300   n/a   n/a
Specialty Underwriters Allia       COM               84751T309     2136     319835 sh          319835    n/a     319835   n/a   n/a
Supreme Ind Inc                    CL A              868607102     1040     144848 sh          144848    n/a     144848   n/a   n/a
Telephone & Data SYS INC           SPL COM           879433860    31215     802449 sh          802449    n/a     802449   n/a   n/a
Telephone & Data Sys INC           COM               879433100    65941    1592789 sh         1592789    n/a    1592789   n/a   n/a
Thomas PPTYS Group Inc             COM               884453101     7845     667129 sh          667129    n/a     667129   n/a   n/a
Timberland Co                      CL A              887100105    90585    3470687 sh         3470687    n/a    3470687   n/a   n/a
Topps INC                          COM               890786106     7365     896037 sh          896037    n/a     896037   n/a   n/a
Tower Group Inc.                   COM               891777104    29672     980895 sh          980895    n/a     980895   n/a   n/a
Trinity Inds Inc                   COM               896522109     5614     138951 sh          138951    n/a     138951   n/a   n/a
United Parcel Service Inc          CL B              911312106     7684      93337 sh           93337    n/a      93337   n/a   n/a
UST Inc.                           COM               902911106    71754    1587819 sh         1587819    n/a    1587819   n/a   n/a

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